Document and Entity Information	9 Months Ended
Oct. 31, 2012
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Oct. 31, 2012
Trading Symbol	CLGL
Entity Registrant Name	CALIFORNIA GOLD CORP.
Entity Central Index Key	0001363573
Entity Filer Category	Smaller Reporting Company
Document Fiscal Period Focus	Q3